FIRST INVESTORS SELECT GROWTH FUND
FIRST INVESTORS SELECT GROWTH FUND
Investment Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you invest, or agree to invest in the future, at least $100,000 in certain classes of shares of First Investors Funds. More information about these and other discounts is available from your financial representative and in “Are sales charge discounts and waivers available” on page 160 of the Fund’s prospectus and in “Additional Information About Sales Charge Discounts and Waivers” on page II-54 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees FIRST INVESTORS SELECT GROWTH FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	1.00%	4.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses FIRST INVESTORS SELECT GROWTH FUND	CLASS A	CLASS B	Advisor Class	Institutional Class
Management Fees	0.74%	0.74%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.30%	1.00%	none	none
Other Expenses	0.23%	0.32%	0.09%	0.09%
Total Annual Fund Operating Expenses	1.27%	2.06%	0.83%	0.83%

Example
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods and reflects conversion of Class B to Class A after eight years. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example FIRST INVESTORS SELECT GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	697	955	1,232	2,021
CLASS B	609	946	1,308	2,187
Advisor Class	85	265	460	1,025
Institutional Class	85	265	460	1,025

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption FIRST INVESTORS SELECT GROWTH FUND (USD $)	1 year	3 years	5 years	10 years
CLASS A	697	955	1,232	2,021
CLASS B	209	646	1,108	2,187
Advisor Class	85	265	460	1,025
Institutional Class	85	265	460	1,025

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

Principal Investment Strategies:
The Fund invests in a portfolio of approximately 40-45 common stocks that the Fund’s subadviser, Smith Asset Management Group, L.P. (“Smith”), believes offers the best potential for earnings growth with the lowest risk of negative earnings surprises.

Smith employs quantitative and qualitative analysis to identify high quality companies that it believes have the ability to accelerate earnings growth and exceed investor expectations. Beginning with a universe of stocks that includes large-, mid- and small-size companies, Smith’s investment team uses risk control and valuation screens primarily based on valuation, financial quality, stock volatility and corporate governance, to eliminate stocks that are highly volatile or are more likely to underperform the market.

Stocks that pass the initial screens are then evaluated using a proprietary methodology and fundamental analysis to produce a list of 80-100 eligible companies with a high probability of earnings growth that exceeds investor expectations. The analysis includes an evaluation of changes in Wall Street opinions, individual analysts’ historical accuracy, earnings quality analysis and corporate governance practices. Smith then constructs the Fund’s portfolio based on a traditional fundamental analysis of the companies identified on the list to understand their business prospects, earnings potential, strength of management and competitive positioning.

Stocks may be sold if they exhibit negative investment or performance characteristics, including: a negative earnings forecast or report, valuation concerns, company officials’ downward guidance on company performance or earnings or announcement of a buyout.

Principal Risks:
You can lose money by investing in the Fund. There is no guarantee that the Fund will meet its investment objective. The Fund is intended for investors who:

■Are seeking growth of capital,

■Are willing to accept a moderate degree of investment risk, and

■Have a long-term investment horizon and are able to ride out market cycles.

Here are the principal risks of investing in the Fund:

Growth Stock Risk. The Fund’s focus on growth stocks increases the potential volatility of its share price. If expectations are not met, the prices of these stocks may decline significantly.

Limited Holdings Risk. Because the Fund generally invests in a limited portfolio of only 40 to 45 stocks, it may be more volatile than other funds whose portfolios may contain a larger number of securities.

Market Risk. Stock prices may decline over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, adverse political or regulatory developments, a change in interest rates or a change in investor sentiment. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Mid-Size and Small-Size Company Risk. The market risk associated with stocks of mid- and small-size companies is generally greater than that associated with stocks of larger, more established companies because stocks of mid- and small-size companies tend to experience sharper price fluctuations. At times, it may be difficult for the Fund to sell mid-to-small-size company stocks at reasonable prices.

Security Selection Risk. Securities selected by the portfolio manager may perform differently than the overall market or may not meet the portfolio manager’s expectations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare to those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund was managed by a different subadviser pursuant to a different investment strategy prior to May 7, 2007. Updated performance information is available by visiting www.firstinvestors.com or by calling 1 (800) 423-4026.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Total Annual Returns For Calendar Years Ended December 31

During the periods shown, the highest quarterly return was 15.11% (for the quarter ended March 31, 2012) and the lowest quarterly return was -24.36% (for the quarter ended December 31, 2008).
Average Annual Total Returns For Periods Ended December 31, 2014
Average Annual Returns FIRST INVESTORS SELECT GROWTH FUND	1 Year	5 Years	10 Years	Life of Class (If less than 5 yrs)*
CLASS A	6.60%	15.04%	5.11%		[1]
CLASS B	8.25%	15.36%	4.91%		[1]
Advisor Class	13.47%			21.27%	[1]
Institutional Class	13.60%			21.55%	[1]
After Taxes on Distributions CLASS A	6.60%	15.03%	4.70%		[1]
After Taxes on Distributions and Sale of Fund Shares CLASS A	3.74%	12.14%	4.09%		[1]
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	12.44%	15.89%	8.50%	19.88%	[1]
[1]	The average annual total returns shown for Advisor Class and Institutional Class shares are for the period since their commencement on 04/1/13.

The after-tax returns are shown only for Class A shares and are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.